Material Accounting Policies (Details) € in Millions, $ in Millions		12 Months Ended
	Oct. 31, 2024	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Material Accounting Policies [Line Items]
Amortized period		3 years	3 years
Annualized average share price year	5 years 6 months	5 years	5 years
Accrued payment (in Euro)		€ 6.6		€ 4.4
Other assets (in Euro)		4.6		€ 3.7
Inventory write-downs (in Euro)		€ 3.3	$ 2.8
Bottom of Range [Member]
Material Accounting Policies [Line Items]
Rental contracts fixed period		1 year	1 year
Top of Range [Member]
Material Accounting Policies [Line Items]
Rental contracts fixed period		3 years	3 years
Options Granted [Member]
Material Accounting Policies [Line Items]
Inventory write-downs (in Euro)		€ 0.5
Options Granted [Member] | Bottom of Range [Member]
Material Accounting Policies [Line Items]
Volatility rates		143.00%	143.00%
Options Granted [Member] | Top of Range [Member]
Material Accounting Policies [Line Items]
Volatility rates		147.00%	147.00%
Laboratory Equipment [Member] | Bottom of Range [Member]
Material Accounting Policies [Line Items]
Estimated useful lives		3 years	3 years
Laboratory Equipment [Member] | Top of Range [Member]
Material Accounting Policies [Line Items]
Estimated useful lives		13 years	13 years
Office Equipment [Member] | Bottom of Range [Member]
Material Accounting Policies [Line Items]
Estimated useful lives		1 year	1 year
Office Equipment [Member] | Top of Range [Member]
Material Accounting Policies [Line Items]
Estimated useful lives		5 years	5 years